Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 169	$ 120
Inventory in progress	2,677	1,285
Finished goods	4,846	4,906
Net - advances from customers	(1,049)	(904)
Inventory Impairment	(671)
Inventory total	$ 5,972	$ 5,407